RELATED PARTY TRANSACTIONS AND INTERESTS IN CONSOLIDATED SUBSIDIARIES (Statement of Operations Caption) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Fortress Operating Group units held by the Principals and a former senior employee									$ 135,029	$ 276,683	$ 132,950
Employee interests in majority owned and controlled fund advisor and general partner entities									4,657	6,456	7,402
Other									270	5	186
Total	$ 79,156	$ 12,623	$ 42,100	$ 6,077	$ 171,723	$ 58,804	$ (360)	$ 52,977	$ 139,956	$ 283,144	$ 140,538